SCHEDULE OF FAIR VALUE WARRANTS (Details)	Jan. 18, 2022 $ / shares	Mar. 25, 2021 $ / shares	Dec. 11, 2020 $ / shares
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input, percentage	0.08	0.15	0.14
Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input, percentage		0.25	0.16
Measurement Input, Exercise Price [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input, percentage	0.12
Measurement Input, Exercise Price [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input, percentage	0.14
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Term	5 years	5 years	5 years
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input, percentage	124.10	100.76	60.64
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input, percentage	0	0	0
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input, percentage	0.58	0.07	0.10